Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents (including amounts of the consolidated VIEs of RMB7,596,708 and RMB8,445,208 (US$1,207,649) as of December 31, 2024 and 2025, respectively)	¥ 9,580,367	$ 1,369,974	¥ 7,651,695
Accounts receivable, net (including amounts of the consolidated VIEs of RMB8,374,608 and RMB18,440,482 (US$2,636,954) as of December 31, 2024 and 2025, respectively)	18,440,482	2,636,954	8,374,608
Accounts receivable - a related party (including amounts of the consolidated VIEs of RMB424,259 and RMB831,436 (US$118,894) as of December 31, 2024 and 2025, respectively)	831,436	118,894	424,259
Inventories (including amounts of the consolidated VIEs of RMB9,165,973 and RMB8,280,145 (US$1,184,045) as of December 31, 2024 and 2025, respectively)	8,280,145	1,184,045	9,165,973
Other receivables, net (including amounts of the consolidated VIEs of RMB5,318,724 and RMB5,824,886 (US$832,948) as of December 31, 2024 and 2025, respectively)	63,517,961	9,082,948	5,318,724
Advances to suppliers (including amounts of the consolidated VIEs of RMB929,167 and RMB679,196 (US$97,124) as of December 31, 2024 and 2025, respectively)	679,196	97,124	929,167
Total current assets	104,966,626	15,010,029	37,497,413
Property and equipment, net (including amounts of the consolidated VIEs of RMB461,362 and RMB1,246,568 (US$178,257) as of December 31, 2024 and 2025, respectively)	1,246,568	178,257	461,362
Other non-current assets (including amounts of the consolidated VIEs of RMB831,132 and RMB1,344,232 (US$192,223) as of December 31, 2024 and 2025, respectively)	1,344,232	192,223	831,132
Deferred offering costs (including amounts of the consolidated VIEs of RMB7,437,679 and nil as of December 31, 2024 and 2025, respectively)			7,437,679
Total non-current assets	2,590,800	370,480	8,730,173
Total assets	107,557,426	15,380,509	46,227,586
Accounts payable	44,813,902	6,408,303	25,320,486
Short-term bank loans	53,000,000	7,578,899	34,958,333
Loans from related parties, current (including amounts of the consolidated VIEs of RMB13,821,875 and RMB15,198,309 (US$2,173,329) as of December 31, 2024 and 2025, respectively)	15,198,309	2,173,329	13,821,875
Amount due to related parties			2,080,556
Total current liabilities	218,168,136	31,197,632	179,145,471
Long-term bank loans, noncurrent (including amounts of the consolidated VIEs of RMB8,400,000 and RMB11,000,000 (US$1,572,979) as of December 31, 2024 and 2025, respectively)	11,000,000	1,572,979	8,400,000
Operating lease liabilities, noncurrent (including amounts of the consolidated VIEs of RMB1,672,218 and RMB1,294,510 (US$185,112) as of December 31, 2024 and 2025, respectively)	1,294,510	185,112	1,672,218
Total non-current liabilities	370,685,951	53,007,385	366,763,077
Total liabilities	588,854,087	84,205,017	545,908,548
Commitments and contingencies
Mezzanine equity
Convertible redeemable preferred shares (US$0.0001 par value; 12,597,228 shares authorized, 12,597,228 shares and nil issued and outstanding as of December 31, 2024 and 2025, respectively)			1,595,051,558
Redeemable non-controlling interests			168,671,234
Total mezzanine equity			1,763,722,792
Deficit
Subscription receivable	(2,186)	(313)	(1,608)
Additional paid-in capital	2,023,765,569	289,394,627
Accumulated deficit	(2,476,000,000)	(354,063,090)	(2,263,419,477)
Accumulated other comprehensive (loss)	(1,752,460)	(250,598)	(5,231)
Total Pomdoctor Limited’s shareholders’ deficit	(453,971,266)	(64,917,028)	(2,263,421,920)
Noncontrolling interests	(27,325,395)	(3,907,480)	18,166
Total deficit	(481,296,661)	(68,824,508)	(2,263,403,754)
Total liabilities, mezzanine equity and deficit	107,557,426	15,380,509	46,227,586
Operating lease liabilities, current (including amounts of the consolidated VIEs of RMB1,388,863 and RMB1,545,002 (US$220,932) as of December 31, 2024 and 2025, respectively)	1,545,002	220,932	1,388,863
Long-term bank loans, current (including amounts of the consolidated VIEs of RMB300,000 and RMB3,700,000 (US$529,093) as of December 31, 2024 and 2025, respectively)	3,700,000	529,093	300,000
Long-term loans, current	10,000,000	1,429,981	10,000,000
Salary and welfare payable (including amounts of the consolidated VIEs of RMB15,375,537 and RMB14,477,975 (US$2,070,323) as of December 31, 2024 and 2025, respectively)	14,477,975	2,070,323	15,375,537
Advance from customers (including amounts of the consolidated VIEs of RMB1,756,046 and RMB1,591,131 (US$227,529) as of December 31, 2024 and 2025, respectively)	1,591,131	227,529	1,756,046
Value added tax (“VAT”) and other tax payable (including amounts of the consolidated VIEs of RMB815,462 and RMB658,492 (US$94,163) as of December 31, 2024 and 2025, respectively)	658,983	94,233	815,462
Other payables (including amounts of the consolidated VIEs of RMB12,888,550 and RMB11,817,179 (US$1,689,838) as of December 31, 2024 and 2025, respectively)	11,817,379	1,689,865	12,888,750
Accrued liabilities (including amounts of the consolidated VIEs of RMB9,712,966 and RMB14,231,003 (US$2,035,006) as of December 31, 2024 and 2025, respectively)	14,580,658	2,085,008	9,712,966
Class A Ordinary Shares
Deficit
Ordinary shares, value	14,997	2,145	2,988
Class B Ordinary Shares
Deficit
Ordinary shares, value	1,408	201	1,408
Related Party
Current assets:
Amount due from related parties (including amounts of the consolidated VIEs of RMB6,070,945 and RMB3,637,039 (US$520,090) as of December 31, 2024 and 2025, respectively)	3,637,039	520,090	5,632,987
Accounts payable	7,296	1,043	25,891
Amount due to related parties	45,966,864	6,573,174	36,829,010
Long-term loans from third parties	356,390,859	50,963,215	356,690,859
Third Parties
Current assets:
Short-term bank loans	610,637	87,320	11,551,614
Long-term loans from third parties	2,000,582	286,079
Deficit
Long-term loans, current	¥ 200,000	$ 28,600	¥ 2,320,082